Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories	As of December 31, 2023 and 2022, inventories consisted of the following.
	2023	2022

Inventory	$236,739	$442,681
Less: reserve for obsolete inventories	(17,234)	(12,011)
Total	$219,505	$430,670